INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of major components of the income tax expense	The major components of the income tax expense (recovery) are:

Years ended December 31,	2024	2023
Current income tax:
Current taxes	$10,149	$8,450
Current taxes referring to previous periods	(1,680)	(1,854)
Withholding taxes and other	227	110
	$8,696	$6,706
Deferred income tax:
Origination and reversal of temporary differences	$25,131	$(25,660)
Impact of changes in tax rates	(771)	—
Benefits arising from a previously unrecognized tax loss that reduced current tax expense	(54)	—
Withholding taxes on profits of subsidiaries	6	86
Deferred tax arising from the write-down, or reversal of a previous write-down, of a deferred tax asset	(527)	8,877
Other	(1,607)	502
	$22,178	$(16,195)
Income tax expense (recovery)	$30,874	$(9,489)

Schedule of effective income tax rate reported in the combined statements of income reconciled to the Canadian statutory rate	The effective income tax rate reported in the consolidated combined statements of net income varies from the Canadian statutory rate for the following reasons:

Years ended December 31,	2024	2023
Income before income taxes	$392,756	$129,007
Expected income taxes at the Canadian statutory tax rate of 26.5% (2023 - 26.5%)	$104,080	$34,187
Income distributed and taxable to unitholders	(64,115)	(51,921)
Net foreign rate differentials	(5,785)	(811)
Net change in provisions for uncertain tax positions	(1,244)	(548)
Net permanent differences	889	507
Net effect of change in tax rates	(771)	—
Net change in recognition of deferred tax assets	(581)	8,877
Withholding taxes and other	(1,599)	220
Income tax expense (recovery)	$30,874	$(9,489)

Schedule of temporary differences in deferred tax assets and liabilities	Deferred tax assets and liabilities consist of temporary differences related to the following:

As at December 31,	2024	2023
Deferred tax assets:
Loss carryforwards	$677	$602
Other	(9)	37
Deferred tax assets	$668	$639
Deferred tax liabilities:
Investment properties	$597,258	$540,304
Withholding tax on undistributed subsidiary profits	94	86
Other	(5,456)	(4,839)
Deferred tax liabilities	$591,896	$535,551

Schedule of changes in the net deferred tax liabilities	Changes in the net deferred tax liabilities consist of the following:

Years ended December 31,	2024	2023
Balance, beginning of year	$534,912	$556,762
Deferred tax expense (recovery) recognized in net income	22,178	(16,195)
Foreign currency translation of deferred tax balances	34,138	(5,655)
Net deferred tax liabilities, end of year	$591,228	$534,912

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

As at December 31,	2024	2023
Unrecognized tax benefits balance, beginning of year	$9,795	$10,279
Decreases for tax positions of prior years	(1,613)	(1,815)
Increases for tax positions of current year	494	1,244
Foreign currency impact	208	87
Unrecognized tax benefits balance, end of year	$8,884	$9,795

Schedule of tax years subject to examination
As at December 31, 2024, the following tax years remained subject to examination:

Major Jurisdictions
Canada	2020 through 2024
United States	2020 through 2024
Austria	2019 through 2024
Germany	2016 through 2024
Netherlands	2019 through 2024